Income Taxes (Income Taxes) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current expense:
Federal			$ 0.3	$ 11.7	$ 17.6
State			0.2	0.7	0.8
Foreign			6.6	6.0	6.2
Total			7.1	18.4	24.6
Deferred expense (benefit):
Federal			0.9	2.9	1.1
State			0.5	0.6	(0.8)
Foreign			0.7	(0.4)	0.3
Total			2.1	3.1	0.6
Income tax expense	$ 4.7	$ 1.6	$ 9.2	$ 21.5	$ 25.2